STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment
Allocated Share-based Compensation Expense	$ 61,744	$ 146,433	$ 123,488	$ 196,272	$ 332,003	$ 269,740
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 299,253		$ 299,253		$ 423,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			11 months 4 days		1 year 3 months 7 days
Employees and Consultants and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment
Stock Issued During Period, Shares, New Issues				2,130,000